Fair value measurements - Schedule of movements in Level 3 financial instruments (Detail) - Recurring [Member] - Level 3 [Member] - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019
Assets [Abstract]
Beginning balance, Assets		¥ 577		¥ 479
Total gains (losses) recognized in net revenue, Assets	[1]	(36)		(51)
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	896		490
Sales/ redemptions, Assets	[2]	(748)		(448)
Settlements, Assets		(5)		(3)
Foreign exchange movements, Assets		(18)		18
Transfers into Level 3, Assets	[3],[4]	278		147
Transfers out of Level 3, Assets	[4]	(222)		(55)
Ending balance, Assets		722		577
Liabilities [Abstract]
Beginning balance, Liabilities		566		450
Total gains (losses) recognized in net revenue, Liabilities	[1]	(3)		(26)
Total gains (losses) recognized in other comprehensive income, Liabilities		0		2
Purchases/ issues, Liabilities	[2]	332		254
Sales/ redemptions, Liabilities	[2]	(363)		(151)
Settlements, Liabilities		0		0
Foreign exchange movements, Liabilities		(1)		0
Transfers into Level 3, Liabilities	[3],[4]	63		100
Transfers out of Level 3, Liabilities	[4]	(159)		(111)
Ending balance, Liabilities		441		566
Trading assets and private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		299		260
Total gains (losses) recognized in net revenue, Assets	[1]	(28)		6
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	690		431
Sales/ redemptions, Assets	[2]	(597)		(418)
Settlements, Assets		0		0
Foreign exchange movements, Assets		(10)		9
Transfers into Level 3, Assets	[3],[4]	172		81
Transfers out of Level 3, Assets	[4]	(54)		(70)
Ending balance, Assets		472		299
Trading assets and private equity and debt investments [Member] | Equities [Member]
Assets [Abstract]
Beginning balance, Assets		13		21
Total gains (losses) recognized in net revenue, Assets	[1]	(1)		(3)
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	8		5
Sales/ redemptions, Assets	[2]	(4)		(13)
Settlements, Assets		0		0
Foreign exchange movements, Assets		0		1
Transfers into Level 3, Assets	[3],[4]	1		5
Transfers out of Level 3, Assets	[4]	(3)		(3)
Ending balance, Assets		14		13
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Assets [Abstract]
Beginning balance, Assets		26		3
Total gains (losses) recognized in net revenue, Assets	[1]	1		(1)
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	8		24
Sales/ redemptions, Assets	[2]	(3)		(2)
Settlements, Assets		0		0
Foreign exchange movements, Assets		(1)		0
Transfers into Level 3, Assets	[3],[4]	0		2
Transfers out of Level 3, Assets	[4]	0		0
Ending balance, Assets		31		26
Trading assets and private equity and debt investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		1		1
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	1		1
Sales/ redemptions, Assets	[2]	0		(1)
Settlements, Assets		0		0
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	0		0
Transfers out of Level 3, Assets	[4]	0		0
Ending balance, Assets		2		1
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Beginning balance, Assets		5		6
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	27		15
Sales/ redemptions, Assets	[2]	(26)		(16)
Settlements, Assets		0		0
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	5		3
Transfers out of Level 3, Assets	[4]	(3)		(3)
Ending balance, Assets		8		5
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Beginning balance, Assets		160		139
Total gains (losses) recognized in net revenue, Assets	[1]	(2)		8
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	158		99
Sales/ redemptions, Assets	[2]	(154)		(100)
Settlements, Assets		0		0
Foreign exchange movements, Assets		(7)		4
Transfers into Level 3, Assets	[3],[4]	113		63
Transfers out of Level 3, Assets	[4]	(40)		(53)
Ending balance, Assets		228		160
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		2		2
Total gains (losses) recognized in net revenue, Assets	[1]	(1)		0
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	1		1
Sales/ redemptions, Assets	[2]	(1)		(2)
Settlements, Assets		0		0
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	0		1
Transfers out of Level 3, Assets	[4]	0		0
Ending balance, Assets		1		2
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Beginning balance, Assets		3		0
Total gains (losses) recognized in net revenue, Assets	[1]	(8)		0
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	93		9
Sales/ redemptions, Assets	[2]	(53)		0
Settlements, Assets		0		0
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	28		0
Transfers out of Level 3, Assets	[4]	(1)		(6)
Ending balance, Assets		62		3
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Beginning balance, Assets		69		63
Total gains (losses) recognized in net revenue, Assets	[1]	4		(2)
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	197		217
Sales/ redemptions, Assets	[2]	(175)		(212)
Settlements, Assets		0		0
Foreign exchange movements, Assets		(1)		3
Transfers into Level 3, Assets	[3],[4]	0		0
Transfers out of Level 3, Assets	[4]	0		0
Ending balance, Assets		94		69
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Beginning balance, Assets		19		24
Total gains (losses) recognized in net revenue, Assets	[1]	(21)		4
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	184		56
Sales/ redemptions, Assets	[2]	(167)		(68)
Settlements, Assets		0		0
Foreign exchange movements, Assets		(1)		1
Transfers into Level 3, Assets	[3],[4]	25		7
Transfers out of Level 3, Assets	[4]	(7)		(5)
Ending balance, Assets		32		19
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Beginning balance, Assets		1		1
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	13		4
Sales/ redemptions, Assets	[2]	(14)		(4)
Settlements, Assets		0		0
Foreign exchange movements, Assets		0		0
Transfers into Level 3, Assets	[3],[4]	0		0
Transfers out of Level 3, Assets	[4]	0		0
Ending balance, Assets		0		1
Equity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(8)		(1)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	29		(2)
Total gains (losses) recognized in other comprehensive income, Assets		0		0	[5]
Purchases/ issues, Assets	[2],[5]	0		0
Sales/ redemptions, Assets	[2],[5]	0		0
Settlements, Assets		(6)		(2)	[5]
Foreign exchange movements, Assets		0		0	[5]
Transfers into Level 3, Assets	[3],[4],[5]	16		(7)
Transfers out of Level 3, Assets	[4],[5]	(12)		4
Ending balance, Assets		19		(8)	[5]
Interest rate contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(54)		(53)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	9		(25)
Total gains (losses) recognized in other comprehensive income, Assets		0		0	[5]
Purchases/ issues, Assets	[2],[5]	0		0
Sales/ redemptions, Assets	[2],[5]	0		0
Settlements, Assets		(9)		0	[5]
Foreign exchange movements, Assets		0		0	[5]
Transfers into Level 3, Assets	[3],[4],[5]	(1)		10
Transfers out of Level 3, Assets	[4],[5]	1		14
Ending balance, Assets		(54)		(54)	[5]
Credit contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(8)		2
Total gains (losses) recognized in net revenue, Assets	[1],[5]	7		(6)
Total gains (losses) recognized in other comprehensive income, Assets		0		0	[5]
Purchases/ issues, Assets	[2],[5]	0		0
Sales/ redemptions, Assets	[2],[5]	0		0
Settlements, Assets		2		(4)	[5]
Foreign exchange movements, Assets		0		0	[5]
Transfers into Level 3, Assets	[3],[4],[5]	(12)		(1)
Transfers out of Level 3, Assets	[4],[5]	10		1
Ending balance, Assets		(1)		(8)	[5]
Foreign exchange contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	20		27
Total gains (losses) recognized in net revenue, Assets	[1],[5]	(22)		(13)
Total gains (losses) recognized in other comprehensive income, Assets		0		0	[5]
Purchases/ issues, Assets	[2],[5]	0		0
Sales/ redemptions, Assets	[2],[5]	0		0
Settlements, Assets		8		3	[5]
Foreign exchange movements, Assets		(1)		1	[5]
Transfers into Level 3, Assets	[3],[4],[5]	0		(1)
Transfers out of Level 3, Assets	[4],[5]	2		3
Ending balance, Assets		7		20	[5]
Commodity contracts [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	0		0
Total gains (losses) recognized in net revenue, Assets	[1],[5]	0		0
Total gains (losses) recognized in other comprehensive income, Assets		0		0	[5]
Purchases/ issues, Assets	[2],[5]	0		0
Sales/ redemptions, Assets	[2],[5]	0		0
Settlements, Assets		0		0	[5]
Foreign exchange movements, Assets		0		0	[5]
Transfers into Level 3, Assets	[3],[4],[5]	0		0
Transfers out of Level 3, Assets	[4],[5]	0		0
Ending balance, Assets		0		0	[5]
Derivatives, net [Member]
Assets [Abstract]
Beginning balance, Assets	[5]	(50)		(25)
Total gains (losses) recognized in net revenue, Assets	[1],[5]	23		(46)
Total gains (losses) recognized in other comprehensive income, Assets		0		0	[5]
Purchases/ issues, Assets	[2],[5]	0		0
Sales/ redemptions, Assets	[2],[5]	0		0
Settlements, Assets		(5)		(3)	[5]
Foreign exchange movements, Assets		(1)		1	[5]
Transfers into Level 3, Assets	[3],[4],[5]	3		1
Transfers out of Level 3, Assets	[4],[5]	1		22
Ending balance, Assets		(29)		(50)	[5]
Subtotal [Member]
Assets [Abstract]
Beginning balance, Assets		249		235
Total gains (losses) recognized in net revenue, Assets	[1]	(5)		(40)
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	690		431
Sales/ redemptions, Assets	[2]	(597)		(418)
Settlements, Assets		(5)		(3)
Foreign exchange movements, Assets		(11)		10
Transfers into Level 3, Assets	[3],[4]	175		82
Transfers out of Level 3, Assets	[4]	(53)		(48)
Ending balance, Assets		443		249
Loans and receivables [Member]
Assets [Abstract]
Beginning balance, Assets		129		70
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	163		53
Sales/ redemptions, Assets	[2]	(117)		(27)
Settlements, Assets		0		0
Foreign exchange movements, Assets		(3)		3
Transfers into Level 3, Assets	[3],[4]	93		37
Transfers out of Level 3, Assets	[4]	(169)		(7)
Ending balance, Assets		96		129
Collateralized agreements [Member]
Assets [Abstract]
Beginning balance, Assets		33		5
Total gains (losses) recognized in net revenue, Assets	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	0		0
Sales/ redemptions, Assets	[2]	(27)		0
Settlements, Assets		0		0
Foreign exchange movements, Assets		(1)		0
Transfers into Level 3, Assets	[3],[4]	10		28
Transfers out of Level 3, Assets	[4]	0		0
Ending balance, Assets		15		33
Other [Member]
Assets [Abstract]
Beginning balance, Assets		166		169
Total gains (losses) recognized in net revenue, Assets	[1]	(31)		(11)
Total gains (losses) recognized in other comprehensive income, Assets		0		0
Purchases/ issues, Assets	[2]	43		6
Sales/ redemptions, Assets	[2]	(7)		(3)
Settlements, Assets		0		0
Foreign exchange movements, Assets		(3)		5
Transfers into Level 3, Assets	[3],[4]	0		0
Transfers out of Level 3, Assets	[4]	0		0
Ending balance, Assets		168	[6]	166
Trading liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1)		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	5		21
Sales/ redemptions, Liabilities	[2]	(4)		(21)
Settlements, Liabilities		0		0
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4]	0		(1)
Ending balance, Liabilities		2		0
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	0		20
Sales/ redemptions, Liabilities	[2]	0		(20)
Settlements, Liabilities		0		0
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4]	0		(1)
Ending balance, Liabilities		0		0
Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	0		1
Sales/ redemptions, Liabilities	[2]	0		(1)
Settlements, Liabilities		0		0
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4]	0		0
Ending balance, Liabilities		0		0
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	(1)		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	1		0
Sales/ redemptions, Liabilities	[2]	(1)		0
Settlements, Liabilities		0		0
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4]	0		0
Ending balance, Liabilities		1		0
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	4		0
Sales/ redemptions, Liabilities	[2]	(3)		0
Settlements, Liabilities		0		0
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4]	0		0
Ending balance, Liabilities		1		0
Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	0		0
Sales/ redemptions, Liabilities	[2]	0		0
Settlements, Liabilities		0		0
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4]	0		0
Ending balance, Liabilities		0		0
Short-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		31		17
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		(2)
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	65		39
Sales/ redemptions, Liabilities	[2]	(58)		(27)
Settlements, Liabilities		0		0
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	7		25
Transfers out of Level 3, Liabilities	[4]	(16)		(25)
Ending balance, Liabilities		29		31
Payables and deposits [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		(1)
Total gains (losses) recognized in net revenue, Liabilities	[1]	0		(1)
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	6		0
Sales/ redemptions, Liabilities	[2]	0		0
Settlements, Liabilities		0		0
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4]	(5)		0
Ending balance, Liabilities		1		0
Collateralized financing [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		3
Total gains (losses) recognized in net revenue, Liabilities	[1]			0
Total gains (losses) recognized in other comprehensive income, Liabilities				0
Purchases/ issues, Liabilities	[2]			0
Sales/ redemptions, Liabilities	[2]			(3)
Settlements, Liabilities				0
Foreign exchange movements, Liabilities				0
Transfers into Level 3, Liabilities	[3],[4]			0
Transfers out of Level 3, Liabilities	[4]			0
Ending balance, Liabilities				0
Long-term borrowings [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		535		429
Total gains (losses) recognized in net revenue, Liabilities	[1]	6		(23)
Total gains (losses) recognized in other comprehensive income, Liabilities		0		2
Purchases/ issues, Liabilities	[2]	254		194
Sales/ redemptions, Liabilities	[2]	(291)		(99)
Settlements, Liabilities		0		0
Foreign exchange movements, Liabilities		(1)		0
Transfers into Level 3, Liabilities	[3],[4]	56		75
Transfers out of Level 3, Liabilities	[4]	(138)		(85)
Ending balance, Liabilities		409		535
Other liabilities [Member]
Liabilities [Abstract]
Beginning balance, Liabilities		0		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	(8)		0
Total gains (losses) recognized in other comprehensive income, Liabilities		0		0
Purchases/ issues, Liabilities	[2]	2		0
Sales/ redemptions, Liabilities	[2]	(10)		(1)
Settlements, Liabilities		0		0
Foreign exchange movements, Liabilities		0		0
Transfers into Level 3, Liabilities	[3],[4]	0		0
Transfers out of Level 3, Liabilities	[4]	0		0
Ending balance, Liabilities		¥ 0		¥ 0

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity and debt investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	Amounts of gains and losses on these transfers which were recognized in the period when the Transfers into Level 3 occurred were not significant for the years ended March 31, 2019 and 2020.
[4]	Transfers into Level 3 indicate certain valuation inputs of a financial instrument become unobservable or significant. Transfers out of Level 3 indicate certain valuation inputs of a financial instrument become observable or insignificant. See Quantitative and qualitative information regarding significant unobservable inputs above for the valuation inputs of each financial instruments.
[5]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[6]	Valuation technique(s) and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.